DISCLOSURE OF OTHER INFORMATION (Details Textual) - USD ($) $ in Thousands				1 Months Ended				12 Months Ended
	Dec. 14, 2021	May 31, 2021	Sep. 24, 2020	Dec. 31, 2022	May 31, 2022	Nov. 30, 2021	Oct. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Issued capital				$ 803,618				$ 803,618	$ 803,618
Dividend payables				$ 67,121				67,121
Dividends paid, classified as financing activities								380,969	471,167	$ 955
Cost of inventories recognised as expense during period								4,185,527	3,599,930	3,381,471
Cost of Rendering Services								$ 88,969	81,673	63,813
Capital increase		$ 200,000	$ 250,000
Number of shares issued and fully paid		3,250,975	4,063,720	120,474,350				120,474,350
Dividends paid				$ 183,971	$ 192,132	$ 271,000	$ 200,000	$ 440,324	596,215	$ 309
Minimum Dividend Provision				370,874				370,874
Parent [member]
Statement [Line Items]
Dividends paid, classified as financing activities								376,103	471,000
Final dividend [Member]
Statement [Line Items]
Dividends paid								437,995
Ordinary shares [member]
Statement [Line Items]
Issued capital				$ 803,618				$ 803,618	$ 803,618
Number of shares issued and fully paid				120,474,350				120,474,350	120,474,350
Empresas Copec S.A. [Member]
Statement [Line Items]
Number of shares acquired by principal shareholder from minority shareholders	26,346
Number of shares issued and fully paid				120,474,249				120,474,249